Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefit Expense [Abstract]
Employee benefit plan expenses	$ 23	$ 14	$ 9